As filed with the Securities and Exchange Commission on April 4, 2008 1933 Act File No. 333-145560

U.S. SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

Pre-Effective Amendment No. ___ [ ] Post-Effective Amendment No. 2 [X]

EATON VANCE MUTUAL FUNDS TRUST (Exact name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, MA 02109 (Address of Principal Executive Offices)

(617) 482-8260 (Registrant's Telephone Number)

Maureen A. Gemma The Eaton Vance Building 255 State Street Boston, MA 02109 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

This Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Advisers Class, Class B, Class C and Class I shares of beneficial interest of Eaton Vance Floating-Rate Advantage Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Registrant has adopted a master-feeder operating structure for its series. This Registration Statement includes signature pages for the Registrant and the Senior Debt Portfolio, the master trust.

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents.

Cover Sheet
Part A -	Proxy Statement/Prospectus*
Part B -	Statement of Additional Information*
Part C -	Other Information
Signature Page
Exhibit Index
Exhibits

*	Previously filed in Registrant’s Registration Statement on Form N-14, File No. 333-145560 on August 17, 2007 (Accession No. 0000898432-07-000745), and subsequently filed in definitive form in the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-14, File No. 333-145560 on October 5, 2007 (Accession No. 0000898432-07-000885) and are incorporated herein by reference.

The sole purpose of this filing is to include in the Registration Statement the Definitive Agreement and Plan of Reorganization (Exhibit 4), the Opinion and Consent of Counsel (Exhibit 11) and the Opinion of Counsel on Tax Matters (Exhibit 12) for the reorganization of Eaton Vance Advisers Senior Floating-Rate Fund, Eaton Vance Prime Rate Reserves, EV Classic Senior Floating-Rate Fund and Eaton Vance Institutional Senior Floating-Rate Fund, with Eaton Vance Floating-Rate Advantage Fund, a series of the Registrant.

PART C

OTHER INFORMATION

Item 15.     Indemnification

       Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions.

       The Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

       The advisory agreements of the Registrant provide the investment adviser limitation of liability to the Trust and its shareholders in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the agreement.

       The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 16.     Exhibits

(1)	(a)	Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust
dated August 17, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference. As used herein, references to Post-Effective Amendments are to post-effective amendments to the Registrant’s registration statement on Form N-1A.

	(b)	Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to
Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(c)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c)
to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

	(d)	Amendment of Establishment and Designation of Series of Shares of Beneficial
Interest without Par Value as amended effective March 1, 2008 filed as Exhibit
(a)(4) to Post-Effective Amendment No. 133 filed February 27, 2008 (Accession
No. 0000940394-08-000137) and incorporated herein by reference.

(2)	(a)	By-Laws as amended November 3, 1986 filed as Exhibit (2)(a) to Post-Effective
Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(b)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 13,
1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 23 filed July 14,
1995 and incorporated herein by reference.

	(c)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment No. 87 filed September 13,
2002 and incorporated herein by reference.

	(d)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated February 7,
2005 filed as Exhibit (b)(4) to Post-Effective Amendment No. 103 filed March 1,
2005 and incorporated herein by reference.

	(e)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 11,
2006 filed as Exhibit (b)(5) to Post-Effective Amendment No. 120 filed February 7,
2007 and incorporated herein by reference.

(3)		Voting Trust Agreement. – not applicable

(4)		Agreement and Plan of Reorganization dated August 6, 2007 by and between Eaton
Vance Mutual Funds Trust, on behalf of its series Eaton Vance Floating-Rate
Advantage Fund, and Eaton Vance Advisers Senior Floating-Rate Fund, Eaton
Vance Prime Rate Reserves, EV Classic Senior Floating-Rate Fund, and Eaton
Vance Institutional Senior Floating-Rate Fund filed herewith.

(5)		Shareholders rights are set forth in the Registrant’s Amended and Restated
Declaration of Trust and By-Laws referenced in Items 16(1) and 16(2) above.

(6)	(a)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Tax Free Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective
Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

	(b)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Tax-Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit
(5)(c) to Post-Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

	(c)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Municipal Bond Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-
Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

	(d)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
International Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-
Effective Amendment No. 76 filed June 21, 2001 and incorporated herein by reference.

	(e)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Equity Research Fund dated August 13, 2001 filed as Exhibit (d)(7) to Post-
Effective Amendment No. 78 filed August 17, 2001 and incorporated herein by reference.

(f)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Tax-Managed Equity Asset Allocation Fund dated December 10, 2001 filed as
Exhibit (d)(6) to Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

(g)	(i) Investment Advisory and Administrative Agreement with Eaton Vance
Management for Eaton Vance Low Duration Fund dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective Amendment No. 83 filed June 26, 2002 and incorporated herein by reference.

(ii) Fee Waiver Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Low Duration Fund and Eaton Vance Management filed as
Exhibit (d)(7)(b) to Post-Effective Amendment No. 95 filed April 28, 2004 and incorporated herein by reference.

(iii) Amendment to Fee Waiver Agreement on behalf of Eaton Vance Low
Duration Fund dated June 14, 2004 filed as Exhibit (7)(c) to Post-Effective
Amendment No. 103 filed March 1, 2005 and incorporated herein by reference.

(h)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Tax-Managed Dividend Income Fund dated February 10, 2003 filed as Exhibit
(d)(8) to Post-Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.

(i)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Tax-Managed Emerging Markets Fund dated August 11, 2003 filed as Exhibit
(d)(9) to Post-Effective Amendment No. 91 filed August 11, 2003 and incorporated herein by reference.

(j)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Diversified Income Fund dated November 15, 2004 filed as Exhibit (d)(10) to Post-
Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

(k)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Dividend Income Fund dated August 8, 2005 filed as Exhibit (d)(11) to Post-
Effective Amendment No. 108 filed August 17, 2005 and incorporated herein by reference.

(l)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Structured Emerging Markets Fund dated March 27, 2006 filed as Exhibit (d)(12) to
Post-Effective Amendment No. 115 filed April 13, 2006 (Accession No.
0000940394-06-000369) and incorporated herein by reference.

(m)	Investment Sub-Advisory Agreement between Eaton Vance Management and
Parametric Portfolio Associates for Eaton Vance Structured Emerging Markets
Fund dated March 27, 2006 filed as Exhibit (d)(13) to Post-Effective Amendment
No. 122 filed February 27, 2007 (Accession No. 0000940394-07-000176) and
incorporated herein by reference.

	(n)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Emerging Markets Income Fund dated March 12, 2007 filed as Exhibit (d)(14) to
Post-Effective Amendment No. 134 filed March 13, 2008 (Accession No.
0000940394-08-000450) and incorporated herein by reference.

	(o)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
International Income Fund dated March 12, 2007 filed as Exhibit (d)(15) to Post-
Effective Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-
08-000450) and incorporated herein by reference.

	(p)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Global Macro Fund dated March 12, 2007 filed as Exhibit (d)(16) to Post-Effective
Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-000450)
and incorporated herein by reference.

	(q)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
Strategic Income Fund dated June 22, 2007 filed as Exhibit (d)(17) to Post-Effective
Amendment No. 132 filed December 28, 2007 (Accession No. 0000940394-07-
002172) and incorporated herein by reference.

(7)	(a)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of
Eaton Vance Cash Management Fund, and Eaton Vance Distributors, Inc. effective
November 1, 1996 filed as Exhibit (6)(a)(4) to Post-Effective Amendment No. 34
filed April 21, 1997 and incorporated herein by reference.

	(b)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of
Eaton Vance Money Market Fund, and Eaton Vance Distributors, Inc. effective
November 1, 1996 filed as Exhibit (6)(a)(6) to Post-Effective Amendment No. 34
filed April 21, 1997 and incorporated herein by reference.

	(c)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of
Eaton Vance Tax Free Reserves, and Eaton Vance Distributors, Inc. effective
November 1, 1996 filed as Exhibit (6)(a)(7) to Post-Effective Amendment No. 34
filed April 21, 1997 and incorporated herein by reference.

	(d)	Amended and Restated Distribution Agreement between Eaton Vance Mutual Funds
Trust and Eaton Vance Distributors, Inc. effective as of August 6, 2007 with attached Schedule A and Schedule B filed as Exhibit (e)(4) to Post-Effective
Amendment No. 128 to Registrant’s N-1A filed August 10, 2007(Accession No.
0000940394-07-000956) and incorporated herein by reference.

	(e)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized
Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26,
2007 (Accession No. 0000940394-07-000430) to the Registration Statement of
Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) and
incorporated herein by reference.

(8)		The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc.,
Release No. IC-20671 (November 1, 1994).

(9)	(a)	Custodian Agreement with Investors Bank & Trust Company dated October 15,
1992 filed as Exhibit (8) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(b)	Amendment to Custodian Agreement with Investors Bank & Trust Company dated
October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 filed
February 27, 1996 and incorporated herein by reference.

	(c)	Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of
Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No.
0000950156-99-000050) filed January 25, 1999 and incorporated herein by reference.

	(d)	Extension Agreement dated August 31, 2005 to Master Custodian Agreement with
Investors Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-
Managed Global Buy-Write Opportunities Fund N-2 Pre-Effective Amendment No.
2 (File Nos. 333-123961, 811-21745) filed September 26, 2005 (Accession No.
0000950135-05-005528) and incorporated herein by reference.

	(e)	Delegation Agreement dated December 11, 2000 with Investors Bank & Trust
Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File
No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No.
0000940394-01-500125) and incorporated herein by reference.

	(f)	Custodian Agreement with State Street Bank and Trust Company dated as of
February 9, 2004 filed as Exhibit (g)(6) of Post-Effective Amendment No. 59 to the
Registration Statement of Eaton Vance Series Trust II (File Nos. 02-42722 and 811-
02258) filed January 27, 2004 (Accession No. 0000940394-04-000079) and
incorporated herein by reference.

(10)	(a)	(i) Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule
12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-Effective Amendment No. 25 filed August 17,
1995 and incorporated herein by reference.

(ii) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on
behalf of Eaton Vance Money Market Fund adopted June 24, 1996 filed as
Exhibit (15)(h)(1) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(b)	(i) Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted June 23,
1997 and amended April 24, 2006 filed as Exhibit (m)(2) to Post-Effective
Amendment No. 117 filed June 28, 2006 and incorporated herein by reference.

(ii) Schedule A to Class A Distribution Plan filed as Exhibit (m)(2)(b) to Post-
Effective Amendment No. 128 filed August 10, 2007 (Accession No.
0000940394-07-000956) and incorporated herein by reference.

(c)	Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted April 23, 2007 filed as Exhibit (m)(3) to Post-Effective Amendment No. 125 filed April 30, 2007
(Accession No. 0000940394-07-000470) and incorporated herein by reference.

(d)	(i) Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23,
1997 filed as Exhibit (15)(j) to Post-Effective Amendment No. 38 filed
October 30, 1997 and incorporated herein by reference.

(ii) Schedule A to Class B Distribution Plan filed as Exhibit (m)(3)(b) to Post-
Effective Amendment No. 108 filed August 17, 2005 and incorporated herein by reference.

(e)	Eaton Vance Mutual Funds Trust Class B Distribution Plan for Eaton Vance
Floating-Rate Advantage Fund adopted August 6, 2007 filed as Exhibit (m)(5) to
Post-Effective Amendment No. 128 filed August 10, 2007 (Accession No.
0000940394-07-000956) and incorporated herein by reference.

(f)	(i) Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23,
1997 filed as Exhibit (15)(k) to Post-Effective Amendment No. 38 filed
October 30, 1997 and incorporated herein by reference.

(ii) Schedule A effective March 27, 2006 to Class C Distribution Plan filed as
Exhibit (m)(4)(b) to Post-Effective Amendment No. 115 filed April 13, 2006
(Accession No. 0000940394-06-000369) and incorporated herein by reference.

(g)	Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Low
Duration Fund adopted June 18, 2002 filed as Exhibit (m)(5)(a) to Post-Effective
Amendment No. 83 filed June 26, 2002 and incorporated herein by reference.

(h)	Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance
Floating-Rate Advantage Fund adopted August 6, 2007 filed as Exhibit (m)(8) to
Post-Effective Amendment No. 128 filed August 10, 2007 (Accession No.
0000940394-07-000956) and incorporated herein by reference.

(i)	(i) Eaton Vance Mutual Funds Trust Class R Distribution Plan adopted June 16,
2003 with attached Schedule A filed as Exhibit (m)(7) to Post-Effective
Amendment No. 89 filed July 9, 2003 and incorporated herein by reference.

(ii) Schedule A to Class R Distribution Plan filed as Exhibit (m)(7)(b) to Post-
Effective Amendment No. 112 filed February 28, 2006 (Accession No.
0000940394-06-000201) and incorporated herein by reference.

	(j)	(i)	Amended and Restated Multiple Class Plan dated August 6, 2007 filed as
Exhibit (n) to Post-Effective Amendment No. 128 filed August 10, 2007
(Accession No. 0000940394-07-000956) and incorporated herein by reference.

		(ii)	Schedule A effective December 10, 2007 to Amended and Restated
Multiple Class Plan as filed as Exhibit (n)(2) to the Registration Statement of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545)
(Accession No. 0000940394-08-002080) filed December 14, 2007 and incorporated herein by reference.

		(iii)	Schedule B effective March 1, 2008 to Amended and Restated Multiple
Class Plan as filed as Exhibit (n)(3) to the Registration Statement of Eaton
Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No.
0000940394-08-000196) filed February 28, 2008 and incorporated herein by reference.

		(iv)	Schedule C effective December 10, 2007 to Amended and Restated Multiple
Class Plan filed as Exhibit (n)(4) to the Registration Statement of Eaton
Vance Special Investment Trust (File Nos. 2-27962, 811-1545) (Accession
No. 0000940394-07-002080) filed December 14, 2007 and incorporated herein by reference.

(11)		Opinion of Internal General Counsel dated April 4, 2008 filed herewith.

(12)		Opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP regarding certain tax matters and consequences to shareholders discussed in the Proxy
Statement/Prospectus filed herewith.

(13)	(a)	(i)	Amended Administrative Services Agreement between Eaton Vance Mutual
Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit (9)(a) to Post-Effective Amendment No.
24 filed August 16, 1995 and incorporated herein by reference.

		(ii)	Amendment to Schedule A dated March 1, 2008 to the Amended
Administrative Services Agreement dated July 31, 1995 filed as Exhibit
(h)(1)(b) to Post-Effective Amendment No. 134 filed March 13, 2008
(Accession No. 0000940394-08-000450) and incorporated herein by reference.

	(b)	(i)	Administrative Services Agreement between Eaton Vance Mutual Funds
Trust (on behalf of certain of its series) and Eaton Vance Management dated
August 16, 1999 filed as Exhibit (h)(2) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

		(ii)	Schedule A dated August 6, 2007 to the Administrative Services Agreement
dated August 16, 1999 filed as Exhibit (h)(2)(b) to Post-Effective
Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-
000450) and incorporated herein by reference.

	(c)	Transfer Agency Agreement dated as of August 1, 2005 filed as Exhibit (h)(3) to
Post-Effective Amendment No. 109 filed August 25, 2005 (Accession No.
0000940394-05-000983) and incorporated herein by reference.

	(d)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC
Inc. and Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective
Amendment No. 109 filed August 25, 2005 (Accession No. 0000940394-05-
000983) and incorporated herein by reference.

	(e)	(i) Expense Waivers/Reimbursements Agreement between Eaton Vance
Management and Eaton Vance Growth Trust, Eaton Vance Mutual Funds
Trust and Eaton Vance Special Investment Trust (on behalf of certain of their series) dated October 16, 2007 filed as Exhibit (h)(5) to Post-Effective
Amendment No. 131 filed November 26, 2007 (Accession No. 0000940394-
07-0002010) and incorporated herein by reference.

(ii) Amended Schedule A effective March 1, 2008 to the Expense
Waivers/Reimbursements Agreement between Eaton Vance Management and Eaton Vance Growth Trust, Eaton Vance Mutual Funds Trust and Eaton
Vance Special Investment Trust (on behalf of certain of their series) dated
October 16, 2007 filed as Exhibit (h)(5)(b) to Post-Effective Amendment No.
133 filed February 27, 2008 (Accession No. 0000940394-08-000137) and
incorporated herein by reference.

(14)		Consent of Deloitte & Touche LLP regarding financial statements of Registrant filed as Exhibit (14) to the Post-Effective Amendment No. 1 to Registrant’s
Registration Statement on N-14 filed October 5, 2007 (Accession No. 0000898432-
07-000885) and incorporated herein by reference.

(15)		Omitted Financial Statements. – not applicable

(16)	(a)	Powers of Attorney for Eaton Vance Mutual Funds Trust dated April 23, 2007 filed as Exhibit (q)(1)(c) to Post-Effective Amendment No. 125 filed April 30, 2007
(Accession No. 0000940394-07-000470) and incorporated herein by reference.

	(b)	Power of Attorney for Senior Debt Portfolio dated August 6, 2007 filed as Exhibit
(q)(28) to Post-Effective Amendment No. 128 filed August 10, 2007 (Accession
No. 0000940394-07-000956) and incorporated herein by reference.

	(c)	Power of Attorney for Eaton Vance Mutual Funds Trust dated January 1, 2008 filed as Exhibit (q)(31) to Post-Effective Amendment No. 133 filed February 27, 2008
(Accession No. 0000940394-08-000137) and incorporated herein by reference.

	(d)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio,
Dividend Income Portfolio, Emerging Markets Income Portfolio, Emerging Markets
Portfolio, Floating Rate Portfolio, Global Macro Portfolio, Government Obligations
Portfolio, High Income Portfolio, International Equity Portfolio, International
Income Portfolio, Investment Grade Income Portfolio, Investment Portfolio, Senior
Debt Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Equity
Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Growth
Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap
Value Portfolio and Tax-Managed Value Portfolio dated January 1, 2008 filed as
Exhibit (q)(32) to Post-Effective Amendment No. 133 filed February 27, 2008
(Accession No. 0000940394-08-000137) and incorporated herein by reference.

(17)	(a)	(i) Prospectus and Statement of Additional Information of Eaton Vance
Advisers Senior Floating-Rate Fund filed as Exhibit (17)(a)(i) to Registrant’s
N-14 filed August 21, 2007 and incorporated herein by reference.

(ii) Prospectus and Statement of Additional Information of Eaton Vance Prime
Rate Reserves filed as Exhibit (17)(a)(ii) to Registrant’s N-14 filed August
21, 2007 and incorporated herein by reference.

(iii) Prospectus and Statement of Additional Information of EV Classic Senior
Floating-Rate Fund filed as Exhibit (17)(a)(iii) to Registrant’s N-14 filed
August 21, 2007 and incorporated herein by reference.

(iv) Prospectus and Statement of Additional Information of Eaton Vance
Institutional Senior Floating-Rate Fund filed as Exhibit (17)(a)(iv) to
Registrant’s N-14 filed August 21, 2007 and incorporated herein by reference.

	(b)	(i) Eaton Vance Advisers Senior Floating-Rate Fund Annual Report to
Shareholders for the period ended November 30, 2006 filed as Exhibit
(17)(b)(i) to Registrant’s N-14 filed August 21, 2007 and incorporated herein by reference.

(ii) Eaton Vance Prime Rate Reserves Annual Report to Shareholders for the
period ended November 30, 2006 filed as Exhibit (17)(b)(ii) to Registrant’s
N-14 filed August 21, 2007 and incorporated herein by reference.

(iii) EV Classic Senior Floating-Rate Fund Annual Report to Shareholders for the
period ended November 30, 2006 filed as Exhibit (17)(b)(iii) to Registrant’s
N-14 filed August 21, 2007 and incorporated herein by reference.

(iv) Eaton Vance Institutional Senior Floating-Rate Fund Annual Report to
Shareholders for the period ended November 30, 2006 filed as Exhibit
(17)(b)(iv) to Registrant’s N-14 filed August 21, 2007 and incorporated herein by reference.

	(c)	(i) Eaton Vance Advisers Senior Floating-Rate Fund Semiannual Report to
Shareholders for the period ended May 31, 2007 filed as Exhibit (17)(c)(i) to
Registrant's N-14 filed August 21, 2007 and incorporated herein by reference.

	(ii)	Eaton Vance Prime Rate Reserves Semiannual Report to Shareholders for the
period ended May 31, 2007 filed as Exhibit (17)(c)(ii) to Registrant’s N-14 filed August 21, 2007 and incorporated herein by reference.

	(iii)	EV Classic Senior Floating-Rate Fund Semiannual Report to Shareholders
for the period ended May 31, 2007 filed as Exhibit (17)(c)(iii) to Registrant’s
N-14 filed August 21, 2007 and incorporated herein by reference.

	(iv)	Eaton Vance Institutional Senior Floating-Rate Fund Semiannual Report to
Shareholders for the period ended May 31, 2007 filed as Exhibit (17)(c)(iv)
to Registrant’s N-14 filed August 21, 2007 and incorporated herein by reference.

(d)	Proxy Cards filed as Exhibit (17)(d) to the Post-Effective Amendment No. 1 to
Registrant’s Registration Statement on N-14 filed October 5, 2007 (Accession No.
0000898432-07-000885) and incorporated herein by reference.

Item 17.     Undertakings.

       (1)   The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

       (2)   The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

       As required by the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 to the Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts on the 4th day of April 2008.

EATON VANCE MUTUAL FUNDS TRUST By: /s/ Thomas E. Faust Jr. Thomas E. Faust Jr., President

       Pursuant to the requirements of Section 6(a) of the 1933 Act, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date

/s/ Thomas E. Faust Jr.	Trustee and President (Chief	April 4, 2008
Thomas E. Faust Jr.	Executive Officer)

/s/ Barbara E. Campbell	Treasurer (and Principal Financial	April 4, 2008
Barbara E. Campbell	and Accounting Officer)

Benjamin C. Esty*	Trustee	April 4, 2008
Benjamin C. Esty

Allen R. Freedman*	Trustee	April 4, 2008
Allen R. Freedman

William H. Park*	Trustee	April 4, 2008
William H. Park

Ronald A. Pearlman*	Trustee	April 4, 2008
Ronald A. Pearlman

Norton H. Reamer*	Trustee	April 4, 2008
Norton H. Reamer

Heidi L. Steiger*	Trustee	April 4, 2008
Heidi L. Steiger

Lynn A. Stout*	Trustee	April 4, 2008
Lynn A. Stout

Ralph F. Verni*	Trustee	April 4, 2008
Ralph F. Verni

* By: /s/ Maureen A. Gemma
Maureen A. Gemma
(As Attorney-in-fact)

SIGNATURES

       As required by the Securities Act of 1933, as amended (the “1933 Act”), Senior Debt Portfolio certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 to the Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts on the 4th day of April 2008.

SENIOR DEBT PORTFOLIO /s/ Scott H. Page Scott H. Page President and Principal Executive Officer

       Pursuant to the requirements of Section 6(a) of the 1933 Act, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the Senior Debt Portfolio’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date

/s/ Scott H. Page	President and Principal Executive	April 4, 2008
Scott H. Page	Officer

/s/ Barbara E. Campbell	Treasurer and Principal Financial	April 4, 2008
Barbara E. Campbell	and Accounting Officer

Benjamin C. Esty*	Trustee	April 4, 2008
Benjamin C. Esty

/s/ Thomas E. Faust Jr.	Trustee	April 4, 2008
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee	April 4, 2008
Allen R. Freedman

William H. Park*	Trustee	April 4, 2008
William H. Park

Ronald A. Pearlman*	Trustee	April 4, 2008
Ronald A. Pearlman

Norton H. Reamer*	Trustee	April 4, 2008
Norton H. Reamer

Heidi L. Steiger*	Trustee	April 4, 2008
Heidi L. Steiger

Lynn A. Stout*	Trustee	April 4, 2008
Lynn A. Stout

Ralph F. Verni*	Trustee	April 4, 2008
Ralph F. Verni

* By: /s/ Maureen A. Gemma
Maureen A. Gemma
(As Attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as a part of this Registration Statement:

Exhibit Number	Description

(4)	Agreement and Plan of Reorganization dated August 6, 2007 by and between Eaton
Vance Mutual Funds Trust, on behalf of its series Eaton Vance Floating-Rate
Advantage Fund, and Eaton Vance Advisers Senior Floating-Rate Fund, Eaton
Vance Prime Rate Reserves, EV Classic Senior Floating-Rate Fund, and Eaton
Vance Institutional Senior Floating-Rate Fund

(11)	Opinion of Internal General Counsel dated April 4, 2008

(12)	Opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP regarding certain tax matters and consequences to shareholders discussed in the Proxy
Statement/Prospectus